Transactions with Parties-In-Interest	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-In-Interest
6. Transactions with
Parties-In-Interest
Certain Plan investments were managed by Empower Trust Company beginning as of December 31, 2025 and 2024, the trustee and affiliates of the trustee, as such these transactions qualify as party-in-interest
transactions. In addition, transactions involving the GrayTV Stock (GTN), which invests in the equity ownership of the Employer, also qualify as party-in-interest
transactions. Fees that were paid to various vendors also qualify as party-in-interest
transactions.